Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2022

Shares		Value
COMMON STOCKS 65.5%
CONSUMER DISCRETIONARY 1.1%
	DISTRIBUTION/WHOLESALE 1.1%
34,800	Pool Corp.	$ 11,073,708
CONSUMER STAPLES 1.4%
	RETAIL 1.4%
30,000	Costco Wholesale Corp.	14,168,100
FINANCIALS 12.9%
	COMMERCIAL SERVICES 2.9%
92,719	S&P Global, Inc.	28,311,747
	DIVERSIFIED FINANCIALS 2.7%
289,913	Intercontinental Exchange, Inc.	26,193,640
	INSURANCE 7.3%
70,100	American Financial Group, Inc.	8,617,393
83,700	Aon PLC Class A	22,420,719
159,400	Arch Capital Group Ltd.(1)	7,259,076
57,300	Marsh & McLennan Cos., Inc.	8,554,317
43,100	RLI Corp.	4,412,578
332,256	W R Berkley Corp.	21,457,092
		72,721,175
		127,226,562
HEALTHCARE 10.7%
	BIOTECHNOLOGY 0.6%
13,600	Bio-Rad Laboratories, Inc. Class A(1)	5,673,104
	HEALTHCARE PRODUCTS 8.1%
133,737	Danaher Corp.	34,542,930
36,800	IDEXX Laboratories, Inc.(1)	11,989,440
19,371	Stryker Corp.	3,923,402
60,000	Thermo Fisher Scientific, Inc.	30,431,400
		80,887,172
	HEALTHCARE SERVICES 2.0%
17,000	Charles River Laboratories International, Inc.(1)	3,345,600
26,000	Chemed Corp.	11,350,560
26,900	IQVIA Holdings, Inc.(1)	4,872,666
		19,568,826
		106,129,102
INDUSTRIALS 11.7%
	AEROSPACE/DEFENSE 2.0%
38,400	TransDigm Group, Inc.	20,153,088
	BUILDING MATERIALS 0.2%
9,500	Lennox International, Inc.	2,115,365
	COMMERCIAL SERVICES 3.3%
82,900	Cintas Corp.	32,180,951
	DISTRIBUTION/WHOLESALE 0.6%
56,500	Copart, Inc.(1)	6,011,600
	ENGINEERING & CONSTRUCTION 0.4%
40,400	Exponent, Inc.	3,541,868
	ENVIRONMENTAL CONTROL 2.6%
192,627	Republic Services, Inc.	26,204,977
	SOFTWARE 0.8%
21,100	Roper Technologies, Inc.	7,588,404
Shares		Value
COMMON STOCKS 65.5% (continued)
INDUSTRIALS 11.7% (continued)
	TRANSPORTATION 1.8%
91,300	Union Pacific Corp.	$ 17,787,066
		115,583,319
INFORMATION TECHNOLOGY 23.6%
	AEROSPACE/DEFENSE 1.1%
31,900	Teledyne Technologies, Inc.(1)	10,765,293
	COMMERCIAL SERVICES 0.5%
19,400	Gartner, Inc.(1)	5,367,786
	COMPUTERS 4.4%
72,751	Accenture PLC Class A	18,718,832
155,100	CGI, Inc.(1)	11,669,724
36,100	EPAM Systems, Inc.(1)	13,075,059
		43,463,615
	SOFTWARE 16.6%
59,900	Adobe, Inc.(1)	16,484,480
24,700	ANSYS, Inc.(1)	5,475,990
147,600	Cadence Design Systems, Inc.(1)	24,122,268
30,700	Fair Isaac Corp.(1)	12,648,707
165,128	Fiserv, Inc.(1)	15,451,027
72,810	Intuit, Inc.	28,200,769
81,000	Salesforce, Inc.(1)	11,651,040
45,925	ServiceNow, Inc.(1)	17,341,739
48,800	Synopsys, Inc.(1)	14,908,888
52,737	Tyler Technologies, Inc.(1)	18,326,108
		164,611,016
	TELECOMMUNICATIONS 1.0%
42,100	Motorola Solutions, Inc.	9,429,137
		233,636,847
MATERIALS 1.0%
	CHEMICALS 1.0%
65,000	Ecolab, Inc.	9,387,300
REAL ESTATE 1.1%
	REITS 1.1%
174,700	Equity Lifestyle Properties, Inc. REIT	10,978,148
UTILITIES 2.0%
	ELECTRIC 2.0%
253,776	NextEra Energy, Inc.	19,898,576
TOTAL COMMON STOCKS (Cost $464,541,066)		648,081,662

Principal Amount		Value
ASSET-BACKED SECURITIES 0.6%
$1,500,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31(2)	1,442,429
1,500,000	Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47%, 1/15/30(2)	1,485,911
1,000,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, 4/15/33(2)	885,782
55,789	GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A3, 1.75%, 7/16/24	55,588
See Supplementary Notes to Financial Statements.

0

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
ASSET-BACKED SECURITIES 0.6% (continued)
$ 1,500,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25	$ 1,470,431
1,000,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, 11/25/31(2)	963,887
TOTAL ASSET-BACKED SECURITIES (Cost $6,949,802)		6,304,028
COMMERCIAL MORTGAGE-BACKED SECURITIES 1.9%
1,800,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K037, Class A2, 3.49%, 1/25/24	1,779,025
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class A2, 3.24%, 9/25/24	1,541,306
1,240,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	1,164,722
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K056, Class A2, 2.53%, 5/25/26	932,604
1,320,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.65%, 8/25/26	1,229,668
875,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K061, Class A2, 3.35%, 11/25/26(3)	837,961
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	1,497,356
1,750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	1,657,906
1,825,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K067, Class A2, 3.19%, 7/25/27	1,721,306
794,071	FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A1, 3.25%, 11/25/27	764,787
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(3)	717,924
1,742,523	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A1, 3.34%, 10/25/28	1,678,704
1,874,171	FHLMC Multifamily Structured Pass-Through Certificates, Series K101, Class A1, 2.19%, 7/25/29	1,717,085
231,257	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.86%, 2/25/48(2)(3)	222,337
149,308	GNMA, Series 2013-12, Class B, 2.06%, 11/16/52(3)	141,908
1,000,000	Morgan Stanley Capital I Trust, Series 2021-L7, Class A4, 2.32%, 10/15/54	789,432
235,835	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	234,942
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 1.9% (continued)
$ 3,882	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	$ 3,875
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $21,170,164)		18,632,848
CORPORATE BONDS & NOTES 11.7%
BASIC MATERIALS 0.5%
	CHEMICALS 0.2%
1,000,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	999,992
1,175,000	Nutrien Ltd., Senior Unsecured Notes, 4.20%, 4/1/29	1,086,890
		2,086,882
	IRON/STEEL 0.2%
1,090,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(4)	975,554
1,200,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	978,242
		1,953,796
	MINING 0.1%
1,205,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30	1,056,269
		5,096,947
COMMUNICATIONS 1.0%
	INTERNET 0.2%
1,350,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30	1,094,446
1,155,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	1,079,709
		2,174,155
	MEDIA 0.4%
1,250,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	1,219,130
1,325,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	1,252,478
1,150,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	1,113,023
		3,584,631
	TELECOMMUNICATIONS 0.4%
1,100,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	813,924
1,100,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	1,012,598
1,200,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	1,012,692
1,225,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	876,811
		3,716,025
		9,474,811
CONSUMER, CYCLICAL 1.2%
	AUTO MANUFACTURERS 0.2%
1,300,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30	1,000,862
See Supplementary Notes to Financial Statements.

September 30, 2022

Principal Amount		Value
CORPORATE BONDS & NOTES 11.7% (continued)
CONSUMER, CYCLICAL 1.2% (continued)
	AUTO MANUFACTURERS 0.2% (continued)
$ 1,125,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	$ 994,131
		1,994,993
	HOME BUILDERS 0.1%
1,208,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27(4)	1,171,991
	HOME FURNISHINGS 0.1%
1,200,000	Whirlpool Corp., Senior Unsecured Notes, 4.75%, 2/26/29(4)	1,124,730
	LODGING 0.2%
1,000,000	Hyatt Hotels Corp., Senior Unsecured Notes, 1.80%, 10/1/24	937,812
1,275,000	Marriott International, Inc., Senior Unsecured Notes, 5.00%, 10/15/27	1,231,898
		2,169,710
	RETAIL 0.6%
1,250,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	1,175,427
1,300,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32(4)	1,001,635
1,225,000	Dollar General Corp., Senior Unsecured Notes, 3.50%, 4/3/30(4)	1,074,031
1,075,000	McDonald's Corp., Senior Unsecured Notes, 4.60%, 9/9/32	1,026,528
1,000,000	O'Reilly Automotive, Inc., Senior Unsecured Notes, 3.60%, 9/1/27	929,006
		5,206,627
		11,668,051
CONSUMER, NON-CYCLICAL 2.4%
	AGRICULTURE 0.1%
1,200,000	Bunge Ltd. Finance Corp., Guaranteed Notes, 3.25%, 8/15/26(4)	1,103,520
	BEVERAGES 0.2%
1,200,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31(4)	1,179,427
1,250,000	Diageo Capital PLC, Guaranteed Notes, 2.00%, 4/29/30(4)	1,001,215
		2,180,642
	BIOTECHNOLOGY 0.2%
1,200,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27(4)	1,065,977
1,225,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	926,749
		1,992,726
	COMMERCIAL SERVICES 0.2%
1,150,000	Global Payments, Inc., Senior Unsecured Notes, 2.90%, 5/15/30	916,491
1,150,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	1,055,833
		1,972,324
	FOOD 0.1%
1,300,000	Kroger Co., Senior Unsecured Notes, 2.65%, 10/15/26	1,184,459
Principal Amount		Value
CORPORATE BONDS & NOTES 11.7% (continued)
CONSUMER, NON-CYCLICAL 2.4% (continued)
	HEALTHCARE PRODUCTS 0.1%
$ 1,200,000	Baxter International, Inc., Senior Unsecured Notes, 1.73%, 4/1/31	$ 888,549
	HEALTHCARE SERVICES 0.6%
1,350,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	1,213,110
1,250,000	Elevance Health, Inc., Senior Unsecured Notes, 3.35%, 12/1/24	1,202,634
1,200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	1,185,347
1,125,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29(4)	955,915
1,200,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	1,070,396
		5,627,402
	PHARMACEUTICALS 0.9%
1,310,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	1,200,665
1,300,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	1,002,882
1,200,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27(4)	1,117,224
1,300,000	CVS Health Corp., Senior Unsecured Notes, 1.75%, 8/21/30	991,431
1,250,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	1,063,375
1,225,000	Novartis Capital Corp., Guaranteed Notes, 2.75%, 8/14/50	827,552
1,050,000	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	741,641
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, Guaranteed Notes, 3.15%, 10/1/26	820,500
1,100,000	Utah Acquisition Sub, Inc., Guaranteed Notes, 3.95%, 6/15/26	1,003,217
		8,768,487
		23,718,109
ENERGY 1.1%
	OIL & GAS 0.5%
1,100,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.05%, 7/15/25	1,003,099
1,225,000	EOG Resources, Inc., Senior Unsecured Notes, 4.38%, 4/15/30(4)	1,166,127
1,250,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	1,176,416
1,025,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	1,030,125
		4,375,767
	OIL & GAS SERVICES 0.1%
1,275,000	Schlumberger Finance Canada Ltd., Guaranteed Notes, 1.40%, 9/17/25(4)	1,157,283
	PIPELINES 0.5%
1,275,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	1,262,022
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 11.7% (continued)
ENERGY 1.1% (continued)
	PIPELINES 0.5% (continued)
$ 1,150,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33(4)	$ 860,740
1,200,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	1,017,145
1,000,000	Targa Resources Corp., Guaranteed Notes, 5.20%, 7/1/27	962,567
1,150,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 4.25%, 5/15/28	1,065,152
		5,167,626
		10,700,676
FINANCIAL 3.8%
	BANKS 1.6%
1,100,000	Bank of America Corp. MTN, Senior Unsecured Notes, (SOFR + 1.33%), 4.30%, 4/2/26(3)	1,093,741
1,025,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	913,707
1,275,000	Citigroup, Inc., Senior Unsecured Notes, (3-month LIBOR + 0.90%), 3.35%, 4/24/25(3)	1,229,844
1,153,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	1,004,886
1,150,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	1,128,787
1,100,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	1,042,268
1,100,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26(4)	1,033,221
1,200,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3-month LIBOR + 1.38%), 3.96%, 11/15/48(3)	898,785
1,350,000	KeyCorp, Senior Unsecured Notes, 2.55%, 10/1/29(4)	1,102,731
1,100,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	1,076,658
1,475,000	Morgan Stanley, Series F, Senior Unsecured Notes, 3.88%, 4/29/24	1,448,355
1,225,000	Northern Trust Corp., Senior Unsecured Notes, 1.95%, 5/1/30	970,052
1,250,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, (SOFR + 0.98%), 2.31%, 4/23/32(4)	982,199
1,100,000	Wells Fargo & Co., Senior Unsecured Notes, (SOFR + 1.32%), 3.77%, 4/25/26(3)	1,094,379
1,175,000	Zions Bancorp NA, Subordinated Notes, 3.25%, 10/29/29	964,776
		15,984,389
	DIVERSIFIED FINANCIALS 0.8%
1,275,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26	1,090,744
1,350,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	1,196,645
1,175,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27	1,084,512
Principal Amount		Value
CORPORATE BONDS & NOTES 11.7% (continued)
FINANCIAL 3.8% (continued)
	DIVERSIFIED FINANCIALS 0.8% (continued)
$ 1,125,000	American Express Co., Senior Unsecured Notes, (SOFR + 0.72%), 3.31%, 5/3/24(3)	$ 1,121,261
1,275,000	Charles Schwab Corp., Senior Unsecured Notes, (SOFR + 1.05%), 3.86%, 3/3/27(3)	1,265,632
1,100,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	1,072,764
1,175,000	Visa, Inc., Senior Unsecured Notes, 2.05%, 4/15/30	970,650
		7,802,208
	INSURANCE 0.4%
1,375,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	1,236,975
1,150,000	Allstate Corp., Senior Unsecured Notes, 1.45%, 12/15/30	868,192
1,250,000	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 2.80%, 8/19/29	1,054,125
1,175,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48(3)	1,097,156
		4,256,448
	REITS 1.0%
1,375,000	AvalonBay Communities, Inc., Senior Unsecured Notes, 2.45%, 1/15/31	1,121,152
1,225,000	Crown Castle, Inc., Senior Unsecured Notes, 3.80%, 2/15/28	1,108,972
1,250,000	Digital Realty Trust LP, Guaranteed Notes, 3.60%, 7/1/29(4)	1,095,318
1,150,000	Duke Realty LP, Senior Unsecured Notes, 4.00%, 9/15/28	1,064,154
1,200,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31(4)	924,068
1,150,000	Essex Portfolio LP, Guaranteed Notes, 3.00%, 1/15/30	954,821
1,250,000	Kimco Realty Corp., Senior Unsecured Notes, 2.25%, 12/1/31	937,252
1,125,000	Life Storage LP, Guaranteed Notes, 2.20%, 10/15/30	854,834
1,100,000	Prologis LP, Senior Unsecured Notes, 2.25%, 4/15/30	898,138
1,125,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28(4)	1,046,259
		10,004,968
		38,048,013
INDUSTRIAL 0.9%
	AEROSPACE/DEFENSE 0.2%
1,200,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	1,128,037
1,150,000	Raytheon Technologies Corp., Senior Unsecured Notes, 4.13%, 11/16/28	1,075,075
		2,203,112
	BUILDING MATERIALS 0.2%
1,025,000	Masco Corp., Senior Unsecured Notes, 2.00%, 10/1/30	771,488
See Supplementary Notes to Financial Statements.

September 30, 2022

Principal Amount		Value
CORPORATE BONDS & NOTES 11.7% (continued)
INDUSTRIAL 0.9% (continued)
	BUILDING MATERIALS 0.2% (continued)
$ 1,200,000	Vulcan Materials Co., Senior Unsecured Notes, 3.50%, 6/1/30	$ 1,026,029
		1,797,517
	ELECTRONICS 0.2%
1,315,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31(4)	1,018,353
1,200,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	1,172,426
		2,190,779
	MACHINERY - DIVERSIFIED 0.1%
1,325,000	John Deere Capital Corp., Senior Unsecured Notes, 2.45%, 1/9/30	1,117,962
	TRANSPORTATION 0.2%
1,250,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	878,603
1,000,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50	703,469
		1,582,072
		8,891,442
TECHNOLOGY 0.7%
	COMPUTERS 0.2%
1,100,000	Dell International LLC / EMC Corp., Senior Unsecured Notes, 4.90%, 10/1/26	1,060,074
1,350,000	NetApp, Inc., Senior Unsecured Notes, 1.88%, 6/22/25	1,232,942
		2,293,016
	SEMICONDUCTORS 0.3%
1,250,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	883,989
1,100,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29	1,044,854
1,100,000	Xilinx, Inc., Guaranteed Notes, 2.38%, 6/1/30	906,848
		2,835,691
	SOFTWARE 0.2%
1,250,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	1,040,366
1,150,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26	1,141,833
		2,182,199
		7,310,906
UTILITIES 0.1%
	ELECTRIC 0.1%
1,075,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32	971,691
TOTAL CORPORATE BONDS & NOTES (Cost $135,910,454)		115,880,646
LONG-TERM MUNICIPAL SECURITIES 0.7%
	CALIFORNIA 0.3%
500,000	City & County of San Francisco CA, General Obligation Limited, Series C, 2.60%, 6/15/37	379,130
Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES 0.7% (continued)
	CALIFORNIA 0.3% (continued)
$ 500,000	City of Pasadena CA, Refunding Revenue Bonds, Series B, 2.77%, 5/1/34	$ 393,595
1,500,000	San Diego Unified School District/CA, Series ZR1, GO, 2.61%, 7/1/36	1,147,045
450,000	San Marcos California Unified School District, Refunding Revenue Bonds, 3.17%, 8/1/38	340,485
		2,260,255
	CONNECTICUT 0.1%
1,375,000	Hartford County Metropolitan District Clean Water Project Revenue, Series B, 2.17%, 4/1/34	1,032,355
	NEW YORK 0.1%
1,250,000	New York City Transitional Finance Authority Building Aid Revenue, (ST AID WITHHLDG), 4.80%, 7/15/26	1,250,306
	OREGON 0.2%
1,100,000	State of Oregon, Series C, GO, 2.38%, 5/1/36	820,011
1,085,000	Tri-County Metropolitan Transportation District of Oregon, Series B, 2.50%, 9/1/30	922,764
500,000	Tri-County Metropolitan Transportation District of Oregon, Series B, 2.86%, 9/1/41	358,032
		2,100,807
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $8,349,111)		6,643,723
RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.9%
7,260,000	Fannie Mae, 4.00%, 10/1/52	6,738,188
16,100,000	Fannie Mae, 4.50%, 10/1/52	15,340,281
15,600,000	Fannie Mae, 5.50%, 10/1/52	15,519,685
48,558	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	44,989
4,827	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	4,439
1,118,699	FHLMC Pool #QB2462, 3.00%, 8/1/50	984,814
2,153,771	FHLMC Pool #QB2958, 3.00%, 9/1/50	1,889,425
867,265	FHLMC Pool #RA6817, 2.50%, 2/1/52	731,673
889,316	FHLMC Pool #RB5022, 3.00%, 11/1/39	792,412
767,179	FHLMC Pool #SD7514, 3.50%, 4/1/50	697,763
2,262,446	FHLMC Pool #SD8108, 3.00%, 11/1/50	1,983,748
930,846	FHLMC Pool #SD8196, 3.50%, 2/1/52	839,548
970,189	FHLMC Pool #ZS4647, 3.50%, 1/1/46	891,158
1,500,967	FNMA Pool #AS0516, 3.00%, 9/1/43	1,342,414
223,053	FNMA Pool #AX9528, 3.50%, 2/1/45	204,584
35,288	FNMA Pool #AZ6194, 3.50%, 10/1/45	32,435
1,324,265	FNMA Pool #BM3634, 3.50%, 5/1/47	1,213,827
1,156,828	FNMA Pool #BP5709, 2.50%, 5/1/50	980,841
878,155	FNMA Pool #CA5540, 3.00%, 4/1/50	772,172
2,873,466	FNMA Pool #FM2202, 4.00%, 12/1/48	2,717,158
1,185,423	FNMA Pool #FM3254, 3.50%, 5/1/49	1,088,181
1,116,042	FNMA Pool #FM4140, 2.50%, 9/1/50	947,405
1,249,517	FNMA Pool #FM9509, 3.00%, 11/1/36	1,168,118
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.9% (continued)
$ 1,631,502	FNMA Pool #FM9760, 3.50%, 11/1/51	$ 1,472,608
2,128,512	FNMA Pool #FM9834, 3.50%, 6/1/49	1,937,473
1,956,469	FNMA Pool #FM9939, 4.00%, 1/1/52	1,818,518
1,000,692	FNMA Pool #MA4055, 2.50%, 6/1/50	848,510
3,178,205	FNMA Pool #MA4078, 2.50%, 7/1/50	2,692,474
1,531,602	FNMA Pool #MA4222, 3.50%, 12/1/50	1,390,899
1,651,672	FNMA Pool #MA4494, 3.00%, 12/1/51	1,445,125
2,629,348	FNMA Pool #MA4495, 3.50%, 12/1/51	2,371,969
27,370	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	25,980
42,742	FNMA REMIC Trust Series 2013-41, Series 2013-41, Class WD, 2.00%, 11/25/42	38,252
8,549,669	GNMA, Series 2021-98, Class 2021-IG, IO, 3.00%, 6/20/51	1,300,343
1,277,821	GNMA II Pool #MA3937, 3.50%, 9/20/46	1,180,937
852,312	GNMA II Pool #MA7054, 3.50%, 12/20/50	782,412
3,885,030	GNMA II Pool #MA7651, 3.50%, 10/20/51	3,551,423
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $85,667,163)		77,782,181
U.S. TREASURY OBLIGATIONS 8.7%
3,170,000	U.S. Treasury Bonds, 5.38%, 2/15/31	3,503,469
3,320,000	U.S. Treasury Bonds, 4.38%, 2/15/38	3,531,650
1,150,000	U.S. Treasury Bonds, 3.50%, 2/15/39	1,094,432
10,000,000	U.S. Treasury Bonds, 2.75%, 11/15/42	8,106,641
5,612,000	U.S. Treasury Bonds, 2.88%, 5/15/43	4,628,366
6,319,000	U.S. Treasury Bonds, 3.00%, 2/15/48	5,325,485
3,000,000	U.S. Treasury Bonds, 2.25%, 8/15/49	2,195,859
3,250,000	U.S. Treasury Bonds, 2.88%, 5/15/52	2,725,938
9,000,000	U.S. Treasury Notes, 0.25%, 4/15/23(4)	8,824,570
1,000,000	U.S. Treasury Notes, 0.25%, 11/15/23	955,859
7,305,000	U.S. Treasury Notes, 2.38%, 8/15/24	7,056,459
9,000,000	U.S. Treasury Notes, 3.00%, 9/30/25	8,687,813
7,075,000	U.S. Treasury Notes, 1.63%, 5/15/26	6,468,650
2,000,000	U.S. Treasury Notes, 1.50%, 8/15/26	1,809,453
7,400,000	U.S. Treasury Notes, 0.63%, 11/30/27	6,225,250
6,000,000	U.S. Treasury Notes, 1.25%, 3/31/28	5,175,938
10,000,000	U.S. Treasury Notes, 1.50%, 2/15/30	8,489,453
2,250,000	U.S. Treasury Notes, 1.13%, 2/15/31	1,821,533
TOTAL U.S. TREASURY OBLIGATIONS (Cost $95,474,764)		86,626,818

Shares		Value
SHORT-TERM INVESTMENTS 7.5%
	MONEY MARKET FUNDS 7.5%
65,661,182	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.94%(5)	65,661,182
Shares		Value
SHORT-TERM INVESTMENTS 7.5% (continued)
	MONEY MARKET FUNDS 7.5% (continued)
8,924,525	State Street Navigator Securities Lending Government Money Market Portfolio(6)	$ 8,924,525
		74,585,707
TOTAL SHORT-TERM INVESTMENTS (Cost $74,585,707)		74,585,707
TOTAL INVESTMENTS IN SECURITIES 104.5% (Cost $892,648,231)		$1,034,537,613
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (4.5)%		(44,416,944)
NET ASSETS(7) 100.0%		$990,120,669

(1)	Non-income producing.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)
Floating or variable rate security. The rate disclosed is
the rate in effect as of September 30, 2022. The
information in parentheses represents the benchmark
and reference rate for each relevant security and the rate
adjusts based upon the reference rate and spread. The
security may be further subject to interest rate floor and
caps. For securities which do not indicate a reference rate
and spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(4)	A portion or all of the security was held on loan. As of September 30, 2022, the market value of the securities on loan was $18,242,172.
(5)	Rate reflects 7 day yield as of September 30, 2022.
(6)
Securities with an aggregate market value of
$18,242,172 were out on loan in exchange for
$8,924,525 of cash collateral as of September 30, 2022.
The collateral was invested in a cash collateral
reinvestment vehicle.

(7)
For federal income tax purposes, the aggregate cost was
$892,648,231, aggregate gross unrealized appreciation
was $194,080,759, aggregate gross unrealized
depreciation was $52,191,377 and the net unrealized
appreciation was $141,889,382.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REITs	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
ST AID WITHHLDG	State Aid Withholding.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices are in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in the markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2022:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$648,081,662	$—	$—	$648,081,662
Asset-Backed Securities	—	6,304,028	—	6,304,028
Commercial Mortgage-Backed Securities	—	18,632,848	—	18,632,848
Corporate Bonds & Notes*	—	115,880,646	—	115,880,646
Long-Term Municipal Securities*	—	6,643,723	—	6,643,723
Residential Mortgage-Backed Securities	—	77,782,181	—	77,782,181
U.S. Treasury Obligations	—	86,626,818	—	86,626,818
Short-Term Investments	74,585,707	—	—	74,585,707
Total Investments in Securities	$722,667,369	$311,870,244	$—	$1,034,537,613

*	See Schedule of Investments for further breakdown by category.
An investments asset or liability level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2022, there were no Level 3 investments.